                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
          File No. 33-43321

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 21                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
          File No. 811-6441

     Amendment No. 22                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
    -------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
    ------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 2004

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on August 1, 2004 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

----------------------------------------------------------------------------

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

International Bond Fund

AUGUST 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century investments logo and text logo]

                              [american century investments logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. It's important for you to be aware of which class you own, or are considering for purchase, while reading through this prospectus.
Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century. Institutional Class shares are offered primarily through employer-sponsored retirement plans or through institutions, such as banks, broker-dealers and insurance companies. Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

Please read through the Fund Performance History, Investing with American
Century, and Financial Highlights carefully. These sections reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

We understand you may have questions about investing after you read through the prospectus. Our Web site, americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our representatives can be reached by calling 1-800-345-2021. Thank you for considering American Century.

Sincerely,
/s/Donna Byers
Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

               [graphic of triangle]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality bonds or DEBT SECURITIES issued by foreign corporations and governments. The advisor expects the fund's dollar-weighted average maturity to range from two to 10 years.

               [graphic of triangle]

               DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
               BONDS, COMMERCIAL PAPER AND DEBENTURES.

The fund's primary investment risks include

*  interest rate risk
*  currency risk
*  political and economic risk
*  foreign market and trading risk
*  principal loss risk
*  nondiversification risk

               [graphic of triangle]

               A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS
               ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

Additional important information about the fund's investment strategies and risks begins on page 6.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking diversification of your portfolio through investment in nondollar-denominated foreign debt securities

*  seeking to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies

*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  uncomfortable with the risks associated with investing in foreign securities

*  uncomfortable with rapid fluctuations in the value of your investment

*  looking for the added security of FDIC insurance

               [graphic of triangle]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from returns shown in the chart, depending on the expenses of that class

INTERNATIONAL BOND FUND -- INVESTOR CLASS

[bar chart data below]

--------------------------------------------------------------------------------
2003               19.91%
2002               23.53%
2001               -1.66%
2000               -1.20%
1999              -10.36%
1998               17.87%
1997               -5.88%
1996                6.38%
1995               24.40%
1994                1.52%
--------------------------------------------------------------------------------

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                     LOWEST
--------------------------------------------------------------------------------
International Bond          14.36% (2Q 2002)             -6.79% (1Q 1997)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. When the Institutional
Class has a full calendar year's worth of performance information, an additional table will show average annual total returns before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on
Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

------
3

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------------------------------
International Bond

Return Before Taxes                                     19.91%    5.23%     6.76%      7.21%

Return After Taxes on Distributions                     17.19%    4.01%     5.10%      N/A

Return After Taxes on Distributions
  and Sale of Fund Shares                               12.99%    3.73%     4.80%      N/A

Fund Benchmark(2)                                       21.97%    6.37%     7.98%      7.62%(3)
  (reflects no deduction for fees, expenses or taxes)

J.P. Morgan Global Traded Government Bond Index         14.53%    5.66%     6.87%      7.11%(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS JANUARY 7, 1992. ONLY A CLASS
    WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS IS REQUIRED TO SHOW
    AFTER-TAX RETURNS FOR LIFE OF CLASS.

(2) FROM DECEMBER 31, 1991 TO DECEMBER 31, 1997, THE BENCHMARK WAS THE J.P.
    MORGAN ECU-WEIGHTED EUROPEAN INDEX. SINCE JANUARY 1, 1998, THE BENCHMARK
    HAS BEEN THE J.P. MORGAN GLOBAL TRADED GOVERNMENT INDEX (EXCLUDING THE
    U.S. AND WITH JAPAN WEIGHTED AT 15%).

(3) FROM DECEMBER 31, 1991, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                                  $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
    LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with
    American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          MANAGEMENT    DISTRIBUTION AND        OTHER         TOTAL ANNUAL FUND
                          FEE(1)        SERVICE (12B-1) FEES    EXPENSES(2)   OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
International Bond
    Investor Class        0.83%         None                    0.01%         0.84%
--------------------------------------------------------------------------------------------------
    Institutional Class   0.63%         None                    0.01%         0.64%
--------------------------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATES
    GENERALLY DECREASE AS FUND ASSETS INCREASE, AND INCREASE AS FUND
    ASSETS DECREASE.

(2) OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
    TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
International Bond
    Investor Class            $86         $268         $465        $1,034
-------------------------------------------------------------------------------
    Institutional Class       $65         $205         $356        $797
-------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests all of its assets in HIGH-QUALITY DEBT SECURITIES, substantially all of which are nondollar-denominated foreign government and foreign corporate debt securities.

               [graphic of triangle]

               A HIGH-QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN
               INDEPENDENT RATING AGENCY IN ITS TOP TWO CREDIT QUALITY
               CATEGORIES OR DETERMINED BY THE ADVISOR TO BE OF COMPARABLE
               CREDIT QUALITY. THE DETAILS OF THE FUND'S CREDIT QUALITY
               STANDARDS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL
               INFORMATION.

               [graphic of triangle]

               DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
               BONDS, COMMERCIAL PAPER AND DEBENTURES.

The fund managers select the fund's investments by using a combination of fundamental research and bond and currency valuation models.

*  ECONOMIC/POLITICAL FUNDAMENTALS. The fund managers evaluate each country's economic climate and political discipline for controlling deficits and inflation.

*  EXPECTED RETURN. Using economic forecasts, the fund managers project the expected return for each country.

*  RELATIVE VALUE. By contrasting expected risks and returns for investments in each country, the fund managers select those countries expected to produce the best return at reasonable risk.

Generally, the fund will purchase only bonds denominated in foreign currencies.
Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund limits its use of hedging strategies that may minimize the effect of currency fluctuations. The fund may hedge up to 25% of its total assets into U.S. dollars when the fund managers consider the dollar to be attractive relative to foreign currencies.

The weighted average maturity of the fund is expected to be between two and
10 years.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund

The fund is classified as nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks are summarized below.

*  CURRENCY RISK. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

*  POLITICAL AND ECONOMIC RISK. The fund invests in foreign debt securities, which are generally riskier than U.S. debt securities. As a result the fund is subject to foreign political and economic risk not associated with U.S.
   investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

*  FOREIGN MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

*  AVAILABILITY OF INFORMATION. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

------
7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF        PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED   PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000         25%            4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000         75%          12 years      9 years
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                             10 YEARS
--------------------------------------------------------------------------------

------
8

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year                $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years               $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years              $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years              $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the fund's management fee. Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED
DECEMBER 31, 2003                      INVESTOR CLASS       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
International Bond                     0.83%                N/A
--------------------------------------------------------------------------------

The Institutional Class was not in operation for the fiscal year ended December
31, 2003. The Institutional Class will pay the advisor a unified management fee calculated by adding the Investment Category Fee and Institutional Class Complex
Fee from the following schedules:

INVESTMENT CATEGORY FEE SCHEDULE           INSTITUTIONAL CLASS
FOR INTERNATIONAL BOND                     COMPLEX FEE SCHEDULE

Category Assets          Fee Rate          Category Assets          Fee Rate

FIRST $1 BILLION         0.6100%           FIRST $2.5 BILLION       0.1100%
NEXT $1 BILLION          0.5580%           NEXT $7.5 BILLION        0.1000%
NEXT $3 BILLION          0.5280%           NEXT $15 BILLION         0.0985%
NEXT $5 BILLION          0.5080%           NEXT $25 BILLION         0.0970%
NEXT $15 BILLION         0.4950%           NEXT $25 BILLION         0.0870%
NEXT $25 BILLION         0.4930%           NEXT $25 BILLION         0.0800%
THEREAFTER               0.4925%           NEXT $25 BILLION         0.0700%
                                           NEXT $25 BILLION         0.0650%
                                           NEXT $25 BILLION         0.0600%
                                           NEXT $25 BILLION         0.0550%
                                           THEREAFTER               0.0500%

------
10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan
Investment Management, Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:

JULIAN LE BERON

Mr. Le Beron, Portfolio Manager in the International Fixed-Income Group, has
been a member of the team that manages International Bond since October 2002. He joined J.P. Morgan in 1997 and worked as an assistant portfolio manager. He previously worked as a portfolio risk analyst in the Fleming Asset Management
Fixed Income department. He has a bachelor of science degree in management from the London School of Economics. He is a CFA charterholder.

The American Century Investment Management, Inc. representative on the fund is identified as follows:

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond, Taxable Bond and Money Market
teams. He joined American Century in May 1991 as a Municipal Portfolio Manager.
He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
11

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
12

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS

Investor Relations                            Service Representative
1-800-345-2021                                1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
13

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                         INSTITUTIONAL CLASS

P.O. Box 419200                        P.O. Box 419385
Kansas City, MO 64141-6200             Kansas City, MO 64141-6385

Fax                                    Fax
816-340-7962                           816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.
--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.
--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 5 p.m., Monday - Friday
                                       8 a.m. to noon, Saturda

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5 p.m., Monday - Friday

------
14

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               [graphic of triangle]

               PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
               SARSEP- AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT,
               EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
               ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates investments of multiple clients into a single account that meets the minimum.
The minimum investment requirement may be waived if you, or your financial intermediary who combines client investments in this way, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
15

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [graphic of triangle]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE
               FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. You may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

------
16

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying

------
17

shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described in this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place on every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

------
19

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               [graphic of triangle]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all its income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
20

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

               [graphic of triangle]

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
  and Qualified Dividend Income     5%                    15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation  is unique, you may want to consult your tax professional about federal, state and local  tax consequences.

------
21

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
22

MULTIPLE CLASS INFORMATION

American Century offers three classes of shares of the fund: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Investor Class and Institutional Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Advisor Class has different fees, expenses and/or minimum investment requirements from the Investor Class and Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Advisor Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Independent Auditors'
Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
24

INTERNATIONAL BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------

                                                2003        2002     2001       2000      1999
---------------------------------------------------------------------------------------------------

PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $12.19     $10.08    $10.25     $10.55    $12.44
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(1)                       0.37       0.36      0.39       0.38      0.36
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)        2.03       2.01     (0.56)     (0.51)    (1.62)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations               2.40       2.37     (0.17)     (0.13)    (1.26)
---------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                    (0.31)     (0.26)       --      (0.11)    (0.43)
-------------------------------------------
  From Net Realized Gains                       (0.64)        --        --      (0.06)    (0.20)
---------------------------------------------------------------------------------------------------
  Total Distributions                           (0.95)     (0.26)       --      (0.17)    (0.63)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $13.64     $12.19    $10.08     $10.25    $10.55
===================================================================================================
  TOTAL RETURN(2)                               19.91%     23.53%    (1.66)%    (1.20)%  (10.36)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            0.84%      0.85%      0.86%      0.87%     0.85%
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            2.80%      3.28%      3.87%      3.85%     3.27%
-------------------------------------------
Portfolio Turnover Rate                           112%       137%       147%       221%      239%
-------------------------------------------
Net Assets, End of Period (in thousands)      $622,657   $315,491   $115,172   $111,320  $112,968
---------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET
    VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN
    DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES.
    THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN
    ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF
    VALUE BETWEEN ONE CLASS AND ANOTHER.

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov

                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                  FUND CODE       TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
International Bond Fund
     Investor Class             992             BEGBX        IntlBnd
--------------------------------------------------------------------------------
     Institutional Class        392             N/A          IntlBnd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6441

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200 Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0408
SH-PRS-38482

American Century Investments
statement of
additional information

AUGUST 1, 2004

American Century International Bond Funds

International Bond Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S
PROSPECTUSES, DATED MAY 1, 2004 AND AUGUST 1, 2004, BUT IS NOT A PROSPECTUS. THE
STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
FUND'S CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE
CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK
COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH
ARE DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUND'S
ANNUAL OR SEMIANNUAL REPORT BY CALLING 1-800-345-2021.

American Century Investment Services, Inc.

[american century investments logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

------

THE FUND'S HISTORY

American Century International Bond Funds is a registered open-end management investment company that was organized as a Massachusetts business trust in 1991 under the name Benham International Funds. In October 1996, it changed its name to American Century International Bond Funds. Throughout this Statement of
Additional Information we refer to American Century International Bond Funds as the Trust.

The fund is a separate series of the Trust and operates for many purposes as if it were an independent company.

The fund's ticker symbols and inception dates of each class of the fund are:

FUND/CLASS                      TICKER SYMBOL          INCEPTION DATE
--------------------------------------------------------------------------------
International Bond
   Investor Class               BEGBX                  01/07/1992
--------------------------------------------------------------------------------
   Advisor Class                AIBDX                  10/27/1998
--------------------------------------------------------------------------------
   Institutional Class          N/A                    08/02/2004
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS, which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectus.

The fund is nondiversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). This means that the fund may take larger positions in individual issuer's securities; for example, the fund may invest more than 5% of its assets in the securities of a single issuer. This can increase the amount of risk in the portfolio because it may become concentrated in fewer issuers than diversified funds.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

The fund managers intend to keep the fund fully invested in foreign debt securities. Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign governments or their agencies and by foreign authorities, provinces and municipalities. The fund may invest up to 35% of its total assets in high-quality (i.e., rated "AA" or higher) foreign corporate debt securities.

The fund's investments may include but shall not be limited to: (1) debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and
European Economic Community; (2) debt obligations of (a) foreign banks and bank holding companies, and (b) domestic banks and corporations issued in foreign currencies; and (3) foreign corporate debt securities and commercial paper. All of these investments must satisfy the credit quality standards (i.e., "AA" or higher) established by the trustees of the fund.

------

The fund's credit quality requirements effectively limit the countries in which the fund may invest. As of the date of this Statement of Additional Information, the fund expects to invest in the securities of issuers located in and governments of the following countries: Australia, Austria, Belgium, Bermuda,
Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Liechtenstein,
Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, Taiwan and United Kingdom. To limit the possibility that the fund will become unduly concentrated in Japan, the fund currently limits its investment in issuers located in Japan to no more than 25% of total assets.

For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS on page 36.

CURRENCY MANAGEMENT

The rate of exchange between U.S. dollars and foreign currencies fluctuates, which results in gains and losses to the fund. Even if the fund's foreign security holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset net investment income.

Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund's subadvisor, J.P. Morgan Investment Management
Inc. (JPMIM), limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when foreign currencies increase in value relative to the
U.S. dollar.

When the subadvisor considers the U.S. dollar to be attractive relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into
U.S. dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant political events), more than 25% of the fund's total assets may be hedged in this manner.

In managing the fund's currency exposure, the subadvisor will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts (forward contracts)
are individually negotiated and privately traded between currency traders
(usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The fund also may use futures and options for currency management purposes. For more information on futures and options, please see FUTURES AND OPTIONS on page 7.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing the fund's assets. It also details the risks associated with each because each investment vehicle and technique contributes to the fund's overall risk profile.

U.S. GOVERNMENT SECURITIES

The fund may invest in U.S. government securities including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

Some U.S. government securities are supported by the direct full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the
Federal National Mortgage Association

------

(FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the
U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

REPURCHASE AGREEMENTS

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 15% limit on illiquid securities.

PORTFOLIO LENDING

In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations; or

*  by engaging in repurchase agreements with respect to portfolio securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

The fund expects to exchange dollars for the fund's underlying currencies, and vice versa, in the normal course of managing the fund's underlying investments.
The fund's subadvisor does not expect that the fund will hold currency that is not earning income on a regular basis, although the fund may do so temporarily when suitable investments are not available. The fund may purchase and sell currencies on a spot basis (i.e., for prompt delivery and settlement), or by entering into forward currency exchange contracts (also called forward contracts) or other contracts to purchase and sell currencies for settlement at a future date. The fund will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion; in addition, they also realize a profit based on the difference (i.e., the spread)
between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the fund at one rate and repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.

------

The fund may use foreign currency forward contracts to increase exposure to a foreign currency, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation of liquid assets, marked to market daily. Forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract.
Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.

At the maturity of a forward contract, the fund may complete the contract by paying for and receiving the underlying currency, or may seek to roll forward its contractual obligation by entering into an offsetting transaction with the same currency trader and paying or receiving the difference between the contractual exchange rate and the current exchange rate. The fund also may be able to enter into an offsetting contract prior to the maturity of the underlying contract. This practice is sometimes referred to as "cross hedging"
and may be employed if, for example, JPMIM believes that one foreign currency
(in which a portion of the fund's foreign currency holdings are denominated)
will change in value relative to the U.S. dollar differently than another foreign currency. There is no assurance that offsetting transactions, or new forward contracts, will always be available to the fund.

Investors should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Such contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency when used as a hedge against foreign currency declines, at the same time they tend to limit any potential gain that might result from the change in the value of such currency.

Because investments in, and redemptions from, the fund will be in U.S. dollars,
JPMIM expects that the fund's normal investment activity will involve a significant amount of currency exchange. For example, the fund may exchange its underlying foreign currencies for U.S. dollars in order to meet shareholder redemption requests or to pay expenses. These transactions may be executed in the spot or forward markets.

In addition, the fund may combine forward transactions in its underlying currency with investments in U.S. dollar-denominated instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security denominated in its underlying currency. If the amount of dollars to be exchanged is properly matched with the anticipated value of the dollar-denominated securities, the fund should be able to lock in the foreign currency value of the securities, and the fund's overall investment return from the combined position should be similar to the return from purchasing a foreign currency-denominated instrument. This is sometimes referred to as a synthetic investment position or a position hedge.

The execution of a synthetic investment position may not be successful. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a dollar-denominated security is not exactly matched with the fund's obligation under the forward contract on the contract's maturity date, the fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such mismatchings to a minimum, there can be no assurance that
JPMIM will be successful in doing so.

------

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

SHORT-TERM SECURITIES

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments; and

*  Repurchase agreements.

Under the Investment Company Act, the fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

------

OTHER INVESTMENT COMPANIES

The fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor or subadvisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company,

*  5% of the fund's total assets with respect to any one investment company and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

FUTURES AND OPTIONS

The fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International Australasia, Far East Index (MSCI EAFE)
and Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF).
The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

------

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

PURCHASING PUT AND CALL OPTIONS

By purchasing a put option, the fund obtains the right (but not the obligation)
to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund also may terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall.
At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

------

WRITING PUT AND CALL OPTIONS

If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. However, if the secondary market is not liquid for a put option the fund has written, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, the writer also would likely profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges)
generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund's return.

------

The fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, the fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, the fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

CORRELATION OF PRICE CHANGES

Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the fund's other investments.

Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures

------

markets and securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES AND OPTIONS CONTRACTS RELATING TO FOREIGN CURRENCIES

The fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies.
The fund also may purchase and write currency options in connection with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in
U.S. dollars.

The uses and risks of currency futures are similar to those of futures relating to securities or indices, as described above. Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a German-mark-denominated  security from a decline in the German mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness.

LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS

There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract was not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the fund's access to assets held to cover its future positions also could be impaired.

Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, margin requirements and lesser trading volume.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, the fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

------

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time the fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The fund's fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of the fund, as determined in accordance with the
Investment Company Act.

SUBJECT            POLICY
--------------------------------------------------------------------------------
Senior Securities  The fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          The fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets
                   (including the amount borrowed) less liabilities (other
                   than borrowings).
--------------------------------------------------------------------------------
Lending            The fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                   would be lent to other parties, except, (i) through the
                   purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase agreements  with respect to
                   portfolio securities.
--------------------------------------------------------------------------------
Real Estate        The fund may not purchase or sell real estate unless
                   acquired as a result of ownership of securities or other
                   instruments. This policy shall not prevent a fund from
                   investing in securities or other instruments backed by
                   real estate or securities of companies that deal in real
                   estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities Act of 1933 in the disposition of restricted
                   securities.
--------------------------------------------------------------------------------
Commodities        The fund may not purchase or sell physical commodities
                   unless acquired as a result of ownership of securities or
                   other instruments provided that this limitation shall not
                   prohibit the fund from purchasing or selling options and
                   futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            The fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the fund may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans.
Interfund loans and borrowings normally extend only overnight but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments
(such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

------

For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations (and repurchase agreements secured by such obligations) issued or guaranteed by the U.S.
     government, any state, territory or possession of the United States, the
     District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT              POLICY
--------------------------------------------------------------------------------
Leveraging           The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5%
                     of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity            The fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                     Illiquid securities include repurchase agreements not
                     entitling the holder to payment of principal and interest
                     within seven days and in securities that are illiquid by
                     virtue of legal or contractual restrictions on resale or
                     the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales          The fund may not sell securities short, unless it owns or
                     has the right to obtain securities equivalent inkind and
                     amount to the securities sold short, and provided that
                     transactions in futures contracts and options are not
                     deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin               The fund may not purchase securities on margin, except to
                     obtain such short-term credits as are necessary for the
                     clearance of transactions, and provided that margin
                     payments in connection with futures contracts and options
                     on futures contracts shall not constitute purchasing
                     securities on margin.
--------------------------------------------------------------------------------
Futures and Options  The fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money
                     than it invested.
--------------------------------------------------------------------------------
Issuers with         A fund may invest a portion of its assets in the
Limited Operating    securities of issuers with limited operating histories.
Histories            An issuer is considered to have a limited operating
                     history if that issuer has a record of less than three
                     years of continuous operation. Periods of capital
                     formation, incubation, consolidations, and research and
                     development may be considered in determining whether a
                     particular issuer has a record of three years of
                     continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or its investment practices or policies.

------

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or Certificates of Deposit

*  U.S. government securities and repurchase agreements collateralized by U.S. government securities

*  money market funds.

PORTFOLIO TURNOVER

The portfolio turnover rate of the fund is listed in the Financial Highlights table in the Prospectus.

The fund managers will sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a particular security whenever they believe it will contribute to the stated objective of the fund. In order to achieve the fund's investment objective, the fund managers may sell a given security, regardless of the length of time it has been held in the portfolio, and, regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to the fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, the fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled MANAGEMENT, J.P. Morgan
Investment Management, Inc. (JPMIM) is subadvisor to the fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor, a wholly-owned subsidiary of J.P. Morgan Chase & Co. (J.P.
Morgan Chase) and a corporation organized under the laws of the State of
Delaware, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The subadvisor is located at 522 Fifth Avenue, New York,
New York 10036.

J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today,

------

through JPMIM and its other subsidiaries (such as, Morgan Guaranty Trust Company of New York [Morgan Guaranty], J. P. Morgan Securities Inc., and J.P. Morgan
Securities Ltd.), offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J.P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

The fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the fund's portfolio or the markets for securities in which the fund invests. In particular, activities of
Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund. Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S.
government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the fund, JPMIM will not discuss its investment decisions or positions with the personnel of any Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of
Morgan affiliates at the fund's expense.

------

MANAGEMENT

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM or the advisor); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for
12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                                                             IN FUND
                         POSITION(S)   LENGTH                                COMPLEX    OTHER
                         HELD          OF TIME                               OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS            WITH          SERVED   PRINCIPAL OCCUPATION(S)      BY         HELD BY
(YEAR OF BIRTH)          FUND          (YEARS)  DURING PAST 5 YEARS          TRUSTEE    TRUSTEE
-------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------------------------------------------------------------------------------------------------
William M. Lyons         Trustee,      6        Chief Executive Officer,     33         None
4500 Main Street         Chairman of            ACC and other ACC
Kansas City, MO 64111    of the                 subsidiaries
(1955)                   Board                  (September 2000 to present)
                                                President, ACC (June 1997
                                                to present)
                                                President, ACIM
                                                (September 2002 to present)
                                                Chief Operating Officer,
                                                ACC (June 1996 to
                                                September 2000)
                                                President, ACIS
                                                (July 2003 to present)
                                                Also serves as: Executive
                                                Vice President,
                                                ACSC and other ACC
                                                subsidiaries
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
Albert Eisenstat         Trustee      8        Retired General Partner,      33         Independent Director,
1665 Charleston Road                           DISCOVERY VENTURES                       SUNGARD DATA SYSTEMS
Mountain View, CA 94043                        (Venture capital firm,                   (1991 to present)
(1930)                                         1996 to 1998)                            Independent Director,
                                                                                        BUSINESS OBJECTS S/A
                                                                                        (1994 to present)
                                                                                        Independent Director,
                                                                                        COMMERCIAL METALS
                                                                                        (1983 to 2001)
-------------------------------------------------------------------------------------------------------------

------

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                                                             IN FUND
                         POSITION(S)   LENGTH                                COMPLEX    OTHER
                         HELD          OF TIME                               OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS            WITH          SERVED   PRINCIPAL OCCUPATION(S)      BY         HELD BY
(YEAR OF BIRTH)          FUND          (YEARS)  DURING PAST 5 YEARS          TRUSTEE    TRUSTEE
------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Lead          8        Charles J. Meyers Professor  33         None
1665 Charleston Road     Trustee                of Law and Business,
Mountain View, CA 94043                         STANFORD LAW SCHOOL
(1946)                                          (1979 to present)
                                                Mark and Eva Stern
                                                Professor of Law and
                                                Business, COLUMBIA
                                                UNIVERSITY SCHOOL OF LAW
                                                (1992 to present)
                                                Counsel, MARRON, REID &
                                                SHEEHY (a San Francisco
                                                law firm, 1984 to present)
------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Trustee       2        President and Chief         33          Director, PRINCETON
1665 Charleston Road                            Investment Officer,                     UNIVERSITY
Mountain View, CA 94043                         OFFIT HALL CAPITAL                      INVESTMENT COMPANY
(1957)                                          MANAGEMENT LLC                          (1997 to present)
                                                (April 2002 to present)                 Director, STANFORD
                                                President and Managing                  MANAGEMENT COMPANY
                                                Director, LAUREL MANAGEMENT             (2001 to present)
                                                COMPANY, LLC (1996 to 2002)             Director, UCSF
                                                                                        FOUNDATION
                                                                                        (2000 to present)
                                                                                        Director,
                                                                                        SAN FRANCISCO
                                                                                        DAY SCHOOL
                                                                                        (1999 to present)
-------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Trustee       23       Partner, OAK HILL CAPITAL   33          Director, DIMENSIONAL
1665 Charleston Road                            MANAGEMENT (1999 to                     FUND ADVISORS
Mountain View, CA 94043                         present),                               (investment advisor,
(1941)                                          Frank E. Buck Professor                 1982 to present)
                                                of Finance, STANFORD                    Director, SMITH
                                                GRADUATE SCHOOL OF                      BREEDEN FAMILY
                                                BUSINESS (1981 to present)              OF FUNDS
                                                                                        (1992 to present)
-------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Trustee       32       Ralph M. Parsons Professor  33          None
1665 Charleston Road                            of Law and Business,
Mountain View, CA 94043                         STANFORD LAW SCHOOL
(1928)                                          (1972 to present)
-------------------------------------------------------------------------------------------------------------
John B. Shoven           Trustee       1        Professor of Economics,     33          Director, CADENCE
1665 Charleston Road                            STANFORD UNIVERSITY                     DESIGN SYSTEMS
Mountain View, CA 94043                         (1977 to present)                       (1992 to present)
(1947)                                                                                  Director, WATSON
                                                                                        WYATT WORLDWIDE
                                                                                        (2002 to present)
                                                                                        Director,
                                                                                        PALMSOURCE, INC.
                                                                                        (2002 to present)
-------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers        Trustee       19       Director and Partner,       33          Director, INDUS
1665 Charleston Road                            WINDY HILL PRODUCTIONS, LP              INTERNATIONAL
Mountain View, CA 94043                         (educational software,                  (software solutions,
(1945)                                          1994 to 1998)                           January 1999 to
                                                                                        present)
                                                                                        Director, QUINTUS
                                                                                        CORPORATION
                                                                                        (automation
                                                                                        solutions,
                                                                                        1995 to present)
-------------------------------------------------------------------------------------------------------------

------

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                                                             IN FUND
                         POSITION(S)   LENGTH                                COMPLEX    OTHER
                         HELD          OF TIME                               OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS            WITH          SERVED   PRINCIPAL OCCUPATION(S)      BY         HELD BY
(YEAR OF BIRTH)          FUND          (YEARS)  DURING PAST 5 YEARS          TRUSTEE    TRUSTEE
-------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------
William M. Lyons         President     3        See entry above under        33         See entry above
4500 Main Street                                "Interested Trustees."                  under "Interested
Kansas City, MO 64111                                                                   Trustees."
(1955)
-------------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive     3        Chief Administrative         Not        Not applicable
4500 Main St.            Vice                   Officer, ACC (August         applicable
Kansas City, MO 64111    President              1997 to present)
(1946)                                          Chief Financial Officer, ACC
                                                (May 1995 to October 2002)
                                                President, ACSC
                                                (January 1999 to present)
                                                Executive Vice President, ACC
                                                (May 1995 to present)
                                                Also serves as:
                                                Executive Vice
                                                President and Chief
                                                Financial Officer,
                                                ACIM, ACIS and
                                                other ACC subsidiaries,
                                                and Treasurer, ACIM
-------------------------------------------------------------------------------------------------------------
Maryanne Roepke          Senior Vice   3        Senior Vice President and    Not        Not applicable
4500 Main St.            President,             Assistant Treasurer, ACSC    applicable
Kansas City, MO 64111    Treasurer
(1956)                   and Chief
                         Accounting
                         Officer
-------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice   5        Senior Vice President and    Not        Not applicable
4500 Main St.            President              General Counsel, ACIM,       applicable
Kansas City, MO 64111    and                    ACIS, ACSC and other
(1958)                   General                ACC subsidiaries
                         Counsel                (June 1998 to present)
                                                Vice President and
                                                General Counsel, ACC
                                                (June 1998 to present)
-------------------------------------------------------------------------------------------------------------
Robert Leach             Controller    7        Vice President, ACSC         Not        Not applicable
4500 Main St.                                   (February 2000 to present)   applicable
Kansas City, MO 64111                           Controller-Fund Accounting,
(1966)                                          ACSC (June 1997 to present)
-------------------------------------------------------------------------------------------------------------
C. Jean Wade             Controller    7        Vice President, ACSC         Not        Not applicable
4500 Main St.            (1)                    (February 2000 to present)   applicable
Kansas City, MO 64111                           Controller-Fund Accounting,
(1964)                                          ACSC (June 1997 to present)
-------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer   6        Vice President,              Not        Not applicable
4500 Main Street                                Corporate Tax, ACSC          applicable
Kansas City, MO 64111                           (April 1998 to present)
(1967)                                          Vice President, ACIM, ACIS
                                                and other ACC subsidiaries
                                                (April 1999 to present)
                                                President, AMERICAN CENTURY
                                                EMPLOYEE BENEFIT SERVICES, INC.
                                                (January 2000 to December 2000)
                                                Treasurer, AMERICAN CENTURY
                                                EMPLOYEE BENEFIT SERVICES, INC.
                                                (December 2000 to December 2003)
                                                Treasurer, AMERICAN CENTURY
                                                VENTURES, INC.
                                                (December 1999 to January 2001)
------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR THE OTHER SEVEN INVESTMENT
     COMPANIES ADVISED BY ACIM.

------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs [equity funds only];

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

------

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent trustees, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has five standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                         NUMBER OF
                                                                                         MEETINGS HELD
                                                                                         DURING LAST
COMMITTEE    MEMBERS              FUNCTION                                               FISCAL YEAR
-------------------------------------------------------------------------------------------------------

Audit        Kenneth E. Scott     The Audit Committee approves the engagement                 4
             Albert Eisenstat     of the fund's independent auditors, recommends
             Jeanne D. Wohlers    approval of such engagement to the independent
                                  trustees, and oversees the activities of the fund's
                                  independent auditors. The Committee receives reports
                                  from the advisor's Internal Audit Department, which is
                                  accountable to the Committee. The Committee also
                                  receives reporting about compliance matters
                                  affecting the fund.
-------------------------------------------------------------------------------------------------------
Nominating   Kenneth E. Scott     The Nominating Committee primarily considers                0
             Ronald J. Gilson     and recommends individuals for nomination as
             Albert Eisenstat     trustees. The names of potential trustee candidates
             Myron S. Scholes     are drawn from a number of sources, including
             Jeanne D. Wohlers    recommendations from members of the board,
                                  management and shareholders. The Nominating
                                  Committee does not currently have a policy governing
                                  the circumstances under which it will or will not consider nominees recommended by shareholders.
------------------------------------------------------------------------------------------------------
Portfolio    Myron S. Scholes     The Portfolio Committee reviews quarterly the               5
             Kathryn A. Hall      investment activities and strategies used to
             William M. Lyons     manage fund assets. The committee regularly
             (ad hoc)             receives reports from portfolio managers, credit
                                  analysts and other investment personnel concerning
                                  the fund's investments.
------------------------------------------------------------------------------------------------------
Quality      Ronald J. Gilson     The Quality of Service Committee reviews the level          4
of           William M. Lyons     and quality of transfer agent and administrative
Service      (ad hoc)             services provided to the fund and its shareholders.
             John B. Shoven       It receives and reviews reports comparing those
                                  services to those of fund competitors and seeks to
                                  improve such services where feasible and appropriate.
------------------------------------------------------------------------------------------------------
Governance   Kenneth E. Scott     The Governance Committee reviews Board procedures           0
             Myron S. Scholes     and committee structures. It may recommend the creation
             Jeanne D. Wohlers    of new committees, evaluate the membership structure
                                  of new and existing committees, consider the frequency
                                  and duration of Board and committee meetings and
                                  otherwise evaluate the responsibilities, compensation
                                  and resources of the Board.
------------------------------------------------------------------------------------------------------

------

COMPENSATION OF TRUSTEES

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight such companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                       TOTAL COMPENSATION FROM
                                TOTAL COMPENSATION     THE AMERICAN CENTURY
NAME OF TRUSTEE                 FROM THE FUND(1)       FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat             $8,280                 $78,500
--------------------------------------------------------------------------------
Ronald J. Gilson                $8,389                 $83,500
--------------------------------------------------------------------------------
Kathryn A. Hall                 $8,250                 $77,000
--------------------------------------------------------------------------------
Myron S. Scholes                $8,217                 $76,000
--------------------------------------------------------------------------------
Kenneth E. Scott                $8,404                 $84,250
--------------------------------------------------------------------------------
John B. Shoven                  $8,265                 $77,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers               $8,265                 $77,750
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES DURING THE FISCAL YEAR ENDED
     DECEMBER 31, 2003, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANY MEMBERS OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT
     OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:
     MR. EISENSTAT, $78,500; MR. GILSON, $83,500; MS. HALL, $38,500;
     MR. SCHOLES, $38,000; MR. SCOTT, $84,250  AND MR. SHOVEN, $77,750.

The fund has adopted the American Century Mutual Funds' Independent Directors
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the fund.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with  the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

------

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has voluntarily funded its obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended December 31, 2003.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the fund as of December 31, 2003, as shown in the table below:

                                                                  NAME OF TRUSTEES
---------------------------------------------------------------------------------------------------
                                                   ALBERT     RONALD J.   KATHRYN A.   WILLIAM M.
                                                  EISENSTAT    GILSON       HALL         LYONS
---------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Fund:
  International Bond                                  A           A           A            A
---------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                        E           E           C            E
---------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,00, D--$50,001-$100,000, E--MORE THAN $100,000

                                                                  NAME OF TRUSTEES
---------------------------------------------------------------------------------------------------
                                                   MYRON S.   KENNETH E.   JOHN B.     JEANNE D.
                                                   SCHOLES      SCOTT      SHOVEN       WOHLERS
---------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Fund:
  International Bond                                  A           A           A            A
---------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                        E           E           D            E
---------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

CODE OF ETHICS

The fund, its investment advisor, principal underwriter and subadvisor have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. The code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from the compliance department before making such investments.

------

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Trustees
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Trustee Tenure
*  Trustees' Stock Options Plans
*  Trustee Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the "About Us" page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

------

THE FUND'S PRINCIPAL SHAREHOLDERS

As of July 2, 2004, the following companies were the record owners of more than
5% of the outstanding shares of any class of the fund:

                                                PERCENTAGE OF   PERCENTAGE OF
                                                OUTSTANDING     OUTSTANDING
                                                SHARES OWNED    SHARES OWNED
FUND/CLASS  SHAREHOLDER                         OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
International Bond
--------------------------------------------------------------------------------
   Investor

            Charles Schwab & Co. Inc.          29%              0%
            San Francisco, CA

            National Financial Services Corp.  10%              0%
            New York, NY

            Pershing LLC                        8%              0%
            Jersey City, NJ
--------------------------------------------------------------------------------
   Advisor

            Charles Schwab & Co. Inc.          53%              0%
            San Francisco, CA

            National Financial Services, LLC   21%              0%
            New York, NY

            Pershing LLC                       14%              0%
            Jersey City, NJ

            Smith Barney 401k Advisor Group     5%              5%
            East Brunswick, NJ
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF
     AN INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO
     INFORMATION CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

Although Charles Schwab & Co., Inc., San Francisco, CA, is the record owner of more than 25% of the shares of American Century International Bond Funds, it is not a control person because it is not the beneficial owner of such shares. The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of the voting securities of American Century International Bond Funds.
As of July 2, 2004, the officers and trustees of the fund, as a group, owned less than 1% of any class of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in the Prospectus under the heading MANAGEMENT.

For the services provided to the fund, the advisor receives a daily fee based on a percentage of the net assets of the fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, the trust's fund is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the fund in each category are totaled
("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account

------

Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying the fund's
Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR INTERNATIONAL BOND
--------------------------------------------------------------------------------
CATEGORY ASSETS             FEE RATE
--------------------------------------------------------------------------------
First $1 billion            0.6100%
Next $1 billion             0.5580%
Next $3 billion             0.5280%
Next $5 billion             0.5080%
Next $15 billion            0.4950%
Next $25 billion            0.4930%
Thereafter                  0.4925%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
-------------------------------------------------------------------------------------
                            INVESTOR CLASS:   ADVISOR CLASS:    INSTITUTIONAL CLASS:
COMPLEX ASSETS              FEE RATE          FEE RATE          FEE RATE
-------------------------------------------------------------------------------------
First $2.5 billion          0.3100%           0.0600%           0.1100%
Next $7.5 billion           0.3000%           0.0500%           0.1000%
Next $15 billion            0.2985%           0.0485%           0.0985%
Next $25 billion            0.2970%           0.0470%           0.0970%
Next $25 billion            0.2870%           0.0370%           0.0870%
Next $25 billion            0.2800%           0.0300%           0.0800%
Next $25 billion            0.2700%           0.0200%           0.0700%
Next $25 billion            0.2650%           0.0150%           0.0650%
Next $25 billion            0.2600%           0.0100%           0.0600%
Next $25 billion            0.2550%           0.0050%           0.0550%
Thereafter                  0.2500%           0.0000%           0.0500%
-------------------------------------------------------------------------------------

On each calendar day, each class of the fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the fund pays a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of the fund during the previous month.

------

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the fund's Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the trustees of the fund who are not parties to the agreement, or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the fund's Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees or directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the fund and also for other clients advised by the subadvisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the subadvisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

The subadvisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the subadvisor believes that such aggregation provides the best execution for the fund. The Board of Trustees has approved the policy of the advisor and subadvisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and allocates transaction costs on a pro rata basis. The subadvisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement.
The subadvisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by the fund for the fiscal periods ended
December 31, 2003, 2002 and 2001, are indicated in the following table. Because the Institutional Class was not in operation as of the fiscal year end, it is not included in the table below.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND/CLASS                      2003             2002               2001
--------------------------------------------------------------------------------
International Bond
    Investor                    $4,088,346        $1,452,644        $945,083
--------------------------------------------------------------------------------
    Advisor                        $56,569           $14,118          $9,211
--------------------------------------------------------------------------------

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently,
JPMIM serves as subadvisor to the fund under a subadvisory agreement between the manager and JPMIM dated August 1, 1997, that was approved by shareholders on July 30, 1997. This supersedes subadvisory agreements dated June 1, 1995,
June 1, 1994 and December 31, 1991. The

------

subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days'
written notice by the advisor, the Board of Trustees, or a majority of the fund's outstanding shareholder votes or 12 months' written notice by JPMIM and will terminate automatically in the event of (i) its assignment or (ii)
termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor pays JPMIM a monthly fee at an annual rate of 0.20% of the fund's average daily net assets up to $200 million; and 0.15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the advisor paid JPMIM a monthly fee at an annual rate of
0.25% of average daily net assets up to $200 million, and 0.05% of average daily net assets in excess of $200 million, with a minimum annual fee of $250,000.

For the fiscal years ended December 31, 2003, 2002 and 2001 the advisor paid
JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES
--------------------------------------------------------------------------------
2003                                                   $943,339
--------------------------------------------------------------------------------
2002                                                   $283,250
--------------------------------------------------------------------------------
2001                                                   $226,521
--------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation (ACSC), 4500 Main Street, Kansas City,
Missouri 64111, serves as transfer agent and dividend-paying agent for the fund.
It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and the advisor. The advisor pays
ACSC's costs for serving as transfer agent and dividend-payment agent for the fund out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 24.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC, and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the fund's shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 24. ACIS does not earn commissions for distributing the fund's shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and

------

exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City,
Missouri 64105, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri
64105, each serves as custodian of the fund's assets. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP are the independent registered public accounting firm of the fund. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th
Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the fund, PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for the fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management agreement between the fund and the advisor, and under the
Subadvisory Agreement between the advisor and the subadvisor, the subadvisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The subadvisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The subadvisor may choose to purchase and sell portfolio securities from and to dealers who provide statistical and other information and services, including research, to the fund and to the subadvisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the subadvisor, and the expenses of the subadvisor will not necessarily be reduced as a result of the receipt of such supplemental information.

Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended December 31,
2001, 2002 and 2003, the fund did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, the fund owned no securities of its regular brokers or dealers (as defined by Rule 10b-1 under the
Investment Company Act of 1940) or of their parent companies.

------

INFORMATION ABOUT FUND SHARES

The fund is a series of shares issued by the Trust, and shares of the fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE which follows. Additional funds and classes may be added without a shareholder vote.

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion or similar rights.

Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each fund or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class, Institutional Class and
Advisor Class.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge those classes a lower total management fee. In addition to the management fee, however, Advisor Class shares are

------

subject to a Master Distribution and Shareholder Services Plan (the Plan)
described below. The Plan has been adopted by the fund's Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan).

In adopting the Plan, the Board of Trustees (including a majority of trustees who are not interested persons of the fund [as defined in the Investment Company
Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees
(including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ADVISOR CLASS PLAN)

As described in the Prospectus, the fund's Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the fund's Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the Advisor Class Plan). Pursuant to
the Advisor Class Plan, the Advisor Class pays the fund's distributor a fee of
0.50% annually of the aggregate average daily asset value of the fund's Advisor
Class shares, 0.25% of which is paid for ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (described below). This payment is fixed at 0.50% and

------

is not based on expenses incurred by the distributor. The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.
During the fiscal year ended December 31, 2003, the aggregate amount of fees paid under the Plan was $48,736.

Payments may be made for a variety of shareholder services, including, but are not limited to,

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the fund as underlying investment media)
     and placing purchase, exchange and redemption orders with the fund's distributors;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from the fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to the fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.
During the fiscal year ended December 31, 2003, the amount of fees paid under the Advisor Class Plan for shareholder services was $24,368.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a)  payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b)  compensation to registered representatives or other employees of the
     Distributor who engage in or support distribution of the fund's Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

------

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the Trust and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 2003, the amount of fees paid under the Advisor Class Plan for distribution services was $24,368.

DEALER CONCESSIONS

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and converting fund shares is contained in the fund's Prospectuses. The Prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF THE FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

------

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

The subadvisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus an amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, the fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If the fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions from the fund in the same manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend

------

income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the fund on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividends you received on those shares.

Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by the fund will reduce its dividends distributions to investors.

If more than 50% of the value of the fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of the fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to

------

mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes, respectively. The fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to foreign currency, options, futures contracts or forward contracts. The fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the fund's investment company taxable income distributed to shareholders as ordinary income.

STATE AND LOCAL TAXES

Distributions by the fund also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The financial statements of the fund have been audited by PricewaterhouseCoopers
LLP, independent registered public accounting firm. Their Independent Auditors'
Report and the financial statements included in the fund's Annual Report for the fiscal year ended December 31, 2003, are incorporated herein by reference.

------

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied
        BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
        B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service  payments are jeopardized.
--------------------------------------------------------------------------------

------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation.
        It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
        Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------
FITCH, INC.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of credit risk.
        Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of credit risk.
        Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of credit risk.
        Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB      Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time.
        However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B       Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------

------

FITCH, INC.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------

DDD, DD, D      The ratings of obligations in this category are based on
                their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision,  the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.  Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or  continued operation with or
                without a formal reorganization process. Entities rated 'DD' and
                'D' are generally undergoing a formal reorganization or
                liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P        MOODY'S      DESCRIPTION
--------------------------------------------------------------------------------
A-1        Prime-1      This indicates that the degree of safety regarding
           (P-1)        timely payment is strong. Standard & Poor's rates those
                        issues determined to possess extremely strong safety
                        characteristics as A-1+.
--------------------------------------------------------------------------------
A-2        Prime-2      Capacity for timely payment on commercial paper is
           (P-2)        satisfactory, but the relative degree of safety is not
                        as high as for issues designated A-1. Earnings trends
                        and coverage ratios, while sound, will be more subject
                        to variation. Capitalization characteristics, while
                        still appropriated, may be more affected by external
                        conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3        Prime-3      Satisfactory capacity for timely repayment. Issues that
           (P-3)        carry this rating are somewhat more vulnerable to the
                        adverse changes in circumstances than obligations
                        carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P     MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                        protection from established cash flows of funds for
                        their servicing or from established and broad-based
                        access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2    MIG-2; VMIG-2   Notes are of high quality with margins of protection
                        ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3    MIG-3; VMIG-3   Notes are of favorable quality with all security
                        elements accounted for, but lacking the undeniable
                        strength of the preceding grades. Market access for
                        refinancing, in particular, is likely to be less well
                        established.
--------------------------------------------------------------------------------
SP-4    MIG-4; VMIG-4   Notes are of adequate quality carrying specific risk
                        but having protection and not distinctly or
                        predominantly speculative.
--------------------------------------------------------------------------------

------

------

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund, by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

ON THE INTERNET  * EDGAR database at sec.gov
                 * By email request at publicinfo@sec.gov

BY MAIL          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-6411

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

americancentury.com

Fax  816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-38483  0408

PART C   OTHER INFORMATION

Item 22.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a)  (1) Amended and Restated Agreement and Declaration of Trust of
American Century International Bond Funds dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 19 to the
Registration Statement of the Registrant, on April 29, 2004, File No. 33-43321).

          (2) Amendment No. 1 to the Amended and Restated Agreement and
Declaration of Trust, dated June 14, 2004, is included herein.

     (b) Amended and Restated Bylaws dated March 26, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 19 to the Registration Statement of
the Registrant, on April 29, 2004, File No. 33-43321).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, IV, V, VI and Article VIII of Registrant's Amended and
Restated Declaration of Trust, appearing as Exhibit a to the Post-Effective
Amendment No. 19 to the Registration Statement on Form N-1A of the Registrant;
and Article II, Article VII and Article VIII of Registrant's Amended and
Restated Bylaws, appearing as Exhibit b to the Post-Effective Amendment No. 19
to the Registration Statement on Form N-1A of the Registrant, on April 29, 2004,
File No. 33-43321).

     (d)  (1) Investment Sub-Advisory Agreement with J.P. Morgan Investment
Management, Inc., dated August 1, 1997 (filed electronically as Exhibit 5c to
Post-Effective Amendment No. 10 to the Registration Statement of the Registrant
on September 30, 1997, File No. 33-43321).

          (2) Amended and Restated Management Agreement between American Century
International Bond Funds and American Century Management Investment, Inc., dated as of August 1, 2004, is included herein.

     (e)  (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated September 3, 2002 (filed electronically as
Exhibit e1 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated December 31, 2002 (filed electronically as Exhibit e2 to Post-Effective Amendment No. 4 to the
Registration Statement of American Century Variable Portfolios II, Inc. on
December 23, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated August 29, 2003 (filed electronically as Exhibit e3 to Post-Effective Amendment No. 17 to the
Registration Statement of American Century Strategic Asset Allocations, Inc. on
August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated February 27, 2004 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

          (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated as of May 1, 2004 (filed electronically as Exhibit e5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

          (6) Amendment No. 5 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc. (filed electronically as Exhibit
e6 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century Investment Trust, on July 29, 2004, File No. 2-99222).

     (f)  Not applicable.

     (g)  (1) Omnibus Custodian Agreement with State Street Bank and Trust
Company dated August 10, 1993 (filed electronically as Exhibit g1 to
Post-Effective Amendment No. 7 of the Registrant on April 22, 1996, File No.
33-43321).

          (2) Amendment No. 1 dated December 1, 1994 to the Omnibus Custodian
Agreement with State Street Bank and Trust Company dated August 10, 1993 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 7 of the Registrant
on April 22, 1996, File No. 33-43321).

          (3) Amendment dated March 4, 1996 to the Omnibus Custodian Agreement with State Street Bank and Trust Company dated August 10, 1993 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 7 on April 22,
1996, File No. 33-43321).

          (4) Amendment dated December 9, 2000 to Omnibus Custodian Agreement with State Street Bank and Trust Company dated August 10, 1993 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 16 to the
Registration Statement of the Registrant on April 30, 2001, File No. 33-43321).

          (5) Amendment No. 3 to the Omnibus Custodian Agreement with State
Street Bank and Trust Company dated May 1, 2003 (filed electronically as Exhibit
g5 to Post-Effective Amendment No. 19 to the Registration Statement of the
Registrant, on April 29, 2004, File No. 33-43321).

          (6) Master Agreement with Commerce Bank, N.A. dated January 22, 1997
(filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213.

          (7) Fee Schedule with State Street Bank and Trust Company dated April
3, 2003 (filed electronically as Exhibit g7 to Post-Effective Amendment No. 19
to the Registration Statement of the Registrant, on April 29, 2004, File No.
33-43321).

     (h)  (1) Transfer Agency Agreement with American Century Services
Corporation dated as of August 1, 1997 (filed electronically as Exhibit 9 to
Post-Effective Amendment No. 33 to the Registration Statement of the American
Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Transfer Agency Agreement with American Century
Services Corporation, dated March 9, 1998 (filed electronically as Exhibit B9b to Post-Effective Amendment No. 23 to the Registration Statement of American
Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment No. 1 to the Transfer Agency Agreement with American
Century Services Corporation, dated June 29, 1998 (filed electronically as
Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of
American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (4) Amendment No. 2 to the Transfer Agency Agreement with American
Century Services Corporation, dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of
American Century California Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734).

          (5) Amendment No. 3 to the Transfer Agency Agreement with American
Century Services Corporation, dated August 1, 2001 (filed electronically as
Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222).

          (6) Amendment No. 4 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 3, 2001 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170).

          (7) Amendment No. 5 to the Transfer Agency Agreement with American
Century Services Corporation, dated July 1, 2002 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 17 to the Registration Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170).

          (8) Amendment No. 6 to the Transfer Agency Agreement with American
Century Services Corporation, dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective Amendment No. 35 to the Registration Statement of
the Registrant on September 30, 2002, File No. 2-91229).

          (9) Amendment No. 7 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 31, 2002 (filed electronically as
Exhibit h7 to Post-Effective Amendment No. 4 to the Registration Statement of
American Century Variable Portfolios II, Inc. on December 23, 2002, File No.
333-46922).

          (10) Amendment No. 8 to the Transfer Agency Agreement with American
Century Services Corporation dated as of May 1, 2004 (filed electronically as
Exhibit h10 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc., on April 29, 2004, File No.
33-19589).

          (11) Credit Agreement with JP Morgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608).

          (12) Customer Identification Program Reliance Agreement dated April
23, 2004 (filed electronically as Exhibit h12 to Post-Effective Amendment No. 35
to the Registration Statement of American Century Quantitative Equity Funds,
Inc. on April 29, 2004, File No. 33-19589).

     (i)  Opinion and consent of counsel is included herein.

     (j)  (1) Consent of PricewaterhouseCoopers LLP, independent registered accounting firm, is included herein.

          (2) Power of Attorney dated March 1, 2004 (filed electronically as
Exhibit j2 to Post-Effective Amendment No. 34 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on March 1, 2004, File No.
33-19589).

          (3) Secretary's Certificate dated March 1, 2004 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 34 to the Registration Statement
of American Century Quantitative Equity Funds, Inc. on March 1, 2004, File No.
33-19589).

     (k)  Not applicable.

     (l)  Not applicable.

      (m) (1) Master Distribution and Shareholder Services Plan (Advisor Class)
dated August 1, 1997, (filed electronically as Exhibit m1 to Post-Effective
Amendment No. 32 to the Registration Statement of American Century Target
Maturities Trust on January 31, 2000, File No. 2-94608).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor Class) dated June 29, 1998 (filed electronically as Exhibit m2 to
Post-Effective Amendment No. 32 to the Registration Statement of American
Century Target Maturities Trust on January 31, 2000, File No.2-94608).

          (3) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (Advisor Class) dated August 1, 2001 (filed electronically as
Exhibit m3 to Post-Effective Amendment No. 44 to the Registration Statement of
the Registrant on July 31, 2001, File No. 2-99222).

          (4) Amendment No. 2 to the Master Distribution and Shareholder
Services Plan (Advisor Class) dated December 3, 2001 (filed electronically as
Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170).

          (5) Amendment No. 3 to the Master Distribution and Shareholder
Services Plan (Advisor Class) dated July 1, 2002 (filed electronically as
Exhibit m5 to Post-Effective Amendment No. 38 to the Registration Statement of
American Century Target Maturities Trust, on January 31, 2003, File No.
2-94608).

          (6) Amendment No. 4 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated as of May 1, 2004 (filed electronically as
Exhibit m6 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc., on April 29, 2004, File No.
33-19589).

     (n)  (1) Amended and Restated Multiple Class Plan dated September 3, 2002
(filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91299).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations Inc. on August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan
dated as of February 27, 2004 (filed electronically as Exhibit n4 to
Post-Effective Amendment No. 104 to the Registration Statement of American
Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan
dated as of May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of American Century Quantitative
Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan
dated as of August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration Statement of American Century Investment
Trust, on July 29, 2004, File No. 33-65170).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed electronically as Exhibit p to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No.
33-19589).

          (2) J.P. Morgan Investment Management, Inc. Code of Ethics (filed electronically as Exhibit p3 to Post-Effective Amendment No. 20 to the
Registration Statement of American Century Capital Portfolios, Inc. on April 20,
2001, File No. 33-64872).

Item 23. Persons Controlled by or Under Common Control with Registrant.

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, as the boards of trustees or directors of the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 24. Indemnification.

     As stated in Article VII, Section 3 of the Amended and Restated Declaration
of Trust, incorporated herein by reference to Exhibit (a)to the Registration
Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust.
The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

     Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, dated March
26, 2004, appearing as Exhibit b to Post-Effective Amendment No. 19 to the
Registration Statement of the Registrant on April 29, 2004, File No. 33-43321.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 25. Business and other Connections of Investment Advisor.

     None.

Item 26. Principal Underwriters.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

    (b) The following is a list of the directors and executive officers of ACIS:

Name and Principal       Positions and Offices           Positions and Offices
Business Address*          with Underwriter               with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director                 none

James E. Stowers III    Co-Chairman                           none
                        and Director

William M. Lyons        President, Chief                      President,
                        Executive Officer and                 Chairman and                                        Director
Trustee

Robert T. Jackson       Executive Vice President,             Executive Vice
                        Chief Financial Officer and           President
                        Chief Accounting Officer

Donna Byers             Senior Vice President                 none

Brian Jeter             Senior Vice President                 none

Mark Killen             Senior Vice President                 none

David Larrabee          Senior Vice President                 none

Barry Mayhew            Senior Vice President                 none

David C. Tucker         Senior Vice President                 Senior Vice
                        and General Counsel                   President
                                                              and General
                                                              Counsel

--------------------
* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 27. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 28. Management Services.

     Not  Applicable.

Item 29. Undertakings.

     Not  Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the
Securities Act and has duly caused this Post Effective Amendment No. 22 to this
Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas
City, and State of Missouri, on the 29th day of July, 2004.

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS

                          By: /*/ William M. Lyons
                              -----------------------------------------
                              William M. Lyons
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment No. 21 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                        Date

*William M. Lyons             President, Chairman of         July 29, 2004
---------------------------   the Board, Principal
William M. Lyons              Executive Officer and
                              Trustee

*Maryanne Roepke              Senior Vice President,         July 29, 2004
---------------------------   Treasurer and Chief
Maryanne Roepke               Accounting Officer

*Albert A. Eisenstat          Trustee                        July 29, 2004
---------------------------
Albert A. Eisenstat

*Ronald J. Gilson             Trustee                        July 29, 2004
---------------------------
Ronald J. Gilson

*Kathryn A. Hall              Trustee                        July 29, 2004
---------------------------
Kathryn A. Hall

*Myron S. Scholes             Trustee                        July 29, 2004
---------------------------
Myron S. Scholes

*Kenneth E. Scott             Trustee                        July 29, 2004
---------------------------
Kenneth E. Scott

*John B. Shoven               Trustee                        July 29, 2004
---------------------------
John B. Shoven

*Jeanne D. Wohlers            Trustee                        July 29, 2004
---------------------------
Jeanne D. Wohlers

*By /s/ Charles A. Etherington
    ----------------------------------------
    Charles A. Etherington
    Attorney-in-Fact (pursuant to Power
    of Attorney dated March 1, 2004)